EQUITY-ACCOUNTED INVESTMENTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 17, 2023 MW
Equity Accounted Investments [Roll Forward]
Balance, beginning of year	$ 451	$ 455
Investment	22	48
Acquisitions through business combinations	36	0
Share of net income (loss)	(8)	6	$ 2
Share of other comprehensive income (loss)	50	(58)
Dividends received	(14)	(4)
Change in basis of accounting	104	0
Foreign exchange translation and other	3	4
Balance, end of year	$ 644	$ 451	$ 455
378 MW U.S. Hydroelectric Portfolio
Equity Accounted Investments [Roll Forward]
Hydroelectric power capacity | MW	378			378